Line of Credit - Bank	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Line of Credit Bank [Abstract]
LINE OF CREDIT - BANK

NOTE 5 - LINE OF CREDIT - BANK

The Company has a revolving line of credit with a financial institution, which balance is due on demand and principal payments are due monthly at 1/60th of the outstanding principal balance. This revolving line of credit is in the amount of $50,000, and is personally guaranteed by the Company's Chief Executive Officer ("CEO"). The line bears interest at a fluctuating rate equal to the prime rate plus 4.25%, which at December 31, 2019 and September 30, 2019 was 9% and 9.25%, respectively. As of December 31, and September 30, 2019, the balance of the line of credit was $44,349 and $44,556, with $5,651, available at December 31, 2019.

NOTE 6 - LINE OF CREDIT - BANK

The Company has a revolving line of credit with a financial institution, which balance is due on demand and principal payments are due monthly at 1/60 th of the outstanding principal balance. This revolving line of credit is in the amount of $50,000, and is personally guaranteed by the Company’s Chief Executive Officer (“CEO”). The line bears interest at a fluctuating rate equal to the prime rate plus 4.25%, which at September 30, 2019 and September 30, 2018 was 9.25% and 9.25%, respectively. As of September 30, 2019 and 2018, respectively, the balance of the line of credit was $44,556 and $45,915, with $5,444, available at September 30, 2019.